Income Tax (Tables)	9 Months Ended
Jun. 30, 2024
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The components of income tax expenses are as follows:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Current income taxes	(26,843)	(11,823)	(60,591)	(35,367)
Deferred income taxes	(9,412)	(16,392)	(15,808)	(15,547)
Income tax expense	(36,255)	(28,215)	(76,399)	(50,914)